Segment reporting (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue from service [Abstract]
Total revenue from services	R$ 708,997	R$ 671,405
Cost of services	(495,026)	(478,174)
Gross profit	213,971	193,231
Operating expenses, net
General and administrative expenses	(161,969)	(169,196)
Selling expenses, net	(10,064)	6,336
Share of (loss) profit of an associate	(579)	2,338
Other operating income (expenses), net	8,718	11,768
Operating expenses, net	(163,894)	(148,754)
(Loss) profit before finance income and costs	50,077	44,477
Finance expenses	(139,480)	(324,152)
Finance income	67,035	5,770
(Loss) profit before income and social contribution taxes	(22,368)	(273,905)
Current income and social contribution taxes	(26,390)	(4,279)
Deferred income and social contribution taxes	(84,527)	381,558
(Loss) profit for the period from continuing operations	(133,285)	103,374
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	13,675	1,935
(Loss) profit for the period	(119,610)	105,309
Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	763,341	716,952
Corporate [Member]
Revenue from service [Abstract]
Total revenue from services	0	0
Cost of services	(48,489)	(38,478)
Gross profit	(48,489)	(38,478)
Operating expenses, net
General and administrative expenses	(140,328)	(128,423)
Selling expenses, net	(6,284)	0
Share of (loss) profit of an associate	(579)	0
Other operating income (expenses), net	5,006	9,693
Operating expenses, net	(142,185)	(118,730)
(Loss) profit before finance income and costs	(190,674)	(157,208)
Finance expenses	(111,486)	(301,868)
Finance income	67,625	1,748
(Loss) profit before income and social contribution taxes	(234,535)	(457,328)
Current income and social contribution taxes	(1,722)	(4,279)
Deferred income and social contribution taxes	(84,527)	381,558
(Loss) profit for the period from continuing operations	(320,784)	(80,049)
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	18,784	0
(Loss) profit for the period	(302,000)	(80,049)
Corporate [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	0	0
Operating Segments [Member] | Collection & Cleaning Services [Member]
Revenue from service [Abstract]
Total revenue from services	454,831	425,817
Cost of services	(366,128)	(328,872)
Gross profit	88,703	96,945
Operating expenses, net
General and administrative expenses	(16,641)	(25,335)
Selling expenses, net	(1,047)	7,227
Share of (loss) profit of an associate	0	1,660
Other operating income (expenses), net	1,280	(57)
Operating expenses, net	(16,408)	(16,504)
(Loss) profit before finance income and costs	72,295	80,441
Finance expenses	15,080	(16,489)
Finance income	(1,752)	3,772
(Loss) profit before income and social contribution taxes	85,623	67,724
Current income and social contribution taxes	(24,051)	0
Deferred income and social contribution taxes	0	0
(Loss) profit for the period from continuing operations	61,572	67,724
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	0	0
(Loss) profit for the period	61,572	67,724
Operating Segments [Member] | Collection & Cleaning Services [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	479,263	433,902
Operating Segments [Member] | O&G [Member]
Revenue from service [Abstract]
Total revenue from services	13,159	19,369
Cost of services	(9,550)	(10,874)
Gross profit	3,609	8,495
Operating expenses, net
General and administrative expenses	(68)	(278)
Selling expenses, net	210	0
Share of (loss) profit of an associate	0	0
Other operating income (expenses), net	6	(37)
Operating expenses, net	148	(315)
(Loss) profit before finance income and costs	3,757	8,180
Finance expenses	(662)	(4,698)
Finance income	(88)	0
(Loss) profit before income and social contribution taxes	3,007	3,482
Current income and social contribution taxes	0	0
Deferred income and social contribution taxes	0	0
(Loss) profit for the period from continuing operations	3,007	3,482
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	0	0
(Loss) profit for the period	3,007	3,482
Operating Segments [Member] | O&G [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	13,159	19,700
Operating Segments [Member] | Landfills [Member]
Revenue from service [Abstract]
Total revenue from services	214,910	202,589
Cost of services	(104,056)	(125,030)
Gross profit	110,854	77,559
Operating expenses, net
General and administrative expenses	(989)	(1,429)
Selling expenses, net	(4,561)	(891)
Share of (loss) profit of an associate	0	(862)
Other operating income (expenses), net	5,045	2,320
Operating expenses, net	(505)	(862)
(Loss) profit before finance income and costs	110,349	76,697
Finance expenses	(40,486)	(475)
Finance income	297	160
(Loss) profit before income and social contribution taxes	70,160	76,832
Current income and social contribution taxes	(225)	0
Deferred income and social contribution taxes	0	0
(Loss) profit for the period from continuing operations	69,935	76,382
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	(5,109)	1,935
(Loss) profit for the period	64,826	78,317
Operating Segments [Member] | Landfills [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	242,669	239,321
Operating Segments [Member] | Value Recovery [Member]
Revenue from service [Abstract]
Total revenue from services	26,097	23,630
Cost of services	(22,160)	(16,836)
Gross profit	3,937	6,794
Operating expenses, net
General and administrative expenses	(4,095)	(155)
Selling expenses, net	1,618	0
Share of (loss) profit of an associate	0	1,540
Other operating income (expenses), net	(1,452)	(152)
Operating expenses, net	(3,929)	1,233
(Loss) profit before finance income and costs	8	8,027
Finance expenses	(1,926)	(622)
Finance income	953	90
(Loss) profit before income and social contribution taxes	(965)	7,495
Current income and social contribution taxes	(392)	0
Deferred income and social contribution taxes	0	0
(Loss) profit for the period from continuing operations	(1,357)	7,495
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	0	0
(Loss) profit for the period	(1,357)	7,495
Operating Segments [Member] | Value Recovery [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	28,250	24,029
Inter-segment [Member]
Revenue from service [Abstract]
Total revenue from services	(54,344)	(45,547)
Inter-segment [Member] | Collection & Cleaning Services [Member]
Revenue from service [Abstract]
Total revenue from services	(24,432)	(8,085)
Inter-segment [Member] | O&G [Member]
Revenue from service [Abstract]
Total revenue from services	0	(331)
Inter-segment [Member] | Landfills [Member]
Revenue from service [Abstract]
Total revenue from services	(27,759)	(36,732)
Inter-segment [Member] | Value Recovery [Member]
Revenue from service [Abstract]
Total revenue from services	(2,153)	(399)
Inter-segment [Member] | Corporate [Member]
Revenue from service [Abstract]
Total revenue from services	0	0
Eliminations [Member]
Revenue from service [Abstract]
Total revenue from services	0	0
Cost of services	55,357	41,916
Gross profit	55,357	41,916
Operating expenses, net
General and administrative expenses	152	(13,576)
Selling expenses, net	0	0
Share of (loss) profit of an associate	0	0
Other operating income (expenses), net	(1,167)	0
Operating expenses, net	(1,015)	(13,576)
(Loss) profit before finance income and costs	54,342	28,340
Finance expenses	0	0
Finance income	0	0
(Loss) profit before income and social contribution taxes	54,342	28,340
Current income and social contribution taxes	0	0
Deferred income and social contribution taxes	0	0
(Loss) profit for the period from continuing operations	54,342	28,340
Discontinued operations [Abstract]
Profit after income and social contribution taxes from discontinued operations	0	0
(Loss) profit for the period	54,342	28,340
Eliminations [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	R$ 0	R$ 0